Share Capital And Equity Compensation - Summary of Fair Value of Performance Awards Granted by Using Monte Carlo Simulation Model (Details) - Performance Share Units shares in Thousands		9 Months Ended	12 Months Ended
	Jan. 04, 2021 USD ($) shares	Sep. 30, 2021 shares	Dec. 31, 2021 shares	Dec. 31, 2020 shares
Disclosure Of Issued Capital Equity Compensation And Warrants [Line Items]
Number of PSUs granted | shares	162	162	162	0
Risk-free interest rate	0.17%
Dividend rate	0.00%
Annualized volatility	76.00%
Peer Group average volatility	72.20%
Estimated forfeiture rate	10.00%
Fair value per PSU granted | $	$ 19,720